UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin

            America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 3.9%
Adecoagro SA (a)	110,000	$1,272,700
MercadoLibre, Inc.	6,000	1,112,340
Pampa Energia SA, ADR (a)	48,000	2,229,120
YPF SA, ADR	110,000	2,383,700

		6,997,860
Brazil — 66.1%
AMBEV SA — ADR	1,330,000	7,168,700
Arezzo Industria e Comercio SA	130,000	1,200,533
Banco Bradesco SA — ADR	1,700,000	17,561,000
Banco do Brasil SA	303,496	2,996,338
BM&FBovespa SA	1,250,000	7,334,740
BR Malls Participacoes SA (a)	395,000	1,838,929
Bradespar SA, Preference Shares	150,000	990,130
BRF SA	37,000	522,046
BRF SA — ADR	310,000	4,380,300
CCR SA	455,000	2,239,551
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	260,000	1,435,689
Cielo SA	318,000	2,673,295
Hypermarcas SA	220,000	1,951,382
Iguatemi Empresa de Shopping Centers SA	155,000	1,465,837
Iochpe-Maxion SA	210,000	865,698
Itau Unibanco Holding SA, Preference Shares — ADR	1,100,000	12,991,000
Klabin SA, Preference Shares	283,000	1,458,513
Kroton Educacional SA	875,000	3,751,468
Petroleo Brasileiro SA — ADR (a)	1,545,000	14,801,700
Raia Drogasil SA	125,000	2,598,299
Rumo Logistica Operadora Multimodal SA (a)	1,525,000	3,629,685
Sao Martinho SA	175,000	1,136,270
Telefonica Brasil SA — ADR	120,000	1,773,600
Telefonica Brasil SA, Preference Shares	285,000	4,221,050
Transmissora Alianca de Energia Eletrica SA	170,000	1,157,755
Ultrapar Participacoes SA	210,000	4,409,127
Vale SA, Preference Shares — ADR	515,000	4,990,350
Vale SA — ADR	610,000	6,209,800

		117,752,785
Chile — 1.4%
Empresa Nacional de Electricidad SA	590,000	379,030
Empresa Nacional de Electricidad SA — ADR	23,000	445,740
Enersis SA	1,652,000	295,696
Enersis SA — ADR	38,640	348,919
Itau CorpBanca	130,150,000	1,066,966

		2,536,351

Common Stocks	Shares	Value
Colombia — 0.5%
Cemex Latam Holdings SA (a)	215,000	$842,431
Mexico — 21.6%
Alsea SAB de CV	320,000	925,159
America Movil SAB de CV, Series L — ADR	265,000	3,341,650
Arca Continental SAB de CV	505,000	2,724,363
Cemex SAB de CV — ADR (a)	580,000	5,370,800
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	55,000	746,350
Corp. Inmobiliaria Vesta SAB de CV	775,000	855,516
Fomento Economico Mexicano SAB de CV — ADR	80,000	6,018,400
Grupo Aeroportuario del Centro Norte SAB de CV	325,000	1,386,746
Grupo Bimbo SAB de CV, Series A	985,000	2,183,641
Grupo Financiero Banorte SAB de CV, Series O	1,000,000	4,792,960
Grupo Mexico SAB de CV, Series B	1,750,000	5,248,280
Infraestructura Energetica Nova SAB de CV	350,000	1,544,944
Wal-Mart de Mexico SAB de CV	1,875,000	3,317,788

		38,456,597
Peru — 4.6%
Credicorp Ltd.	30,000	4,910,400
Grana y Montero SA — ADR	90,000	405,900
Southern Copper Corp.	74,000	2,838,640

		8,154,940
Total Common Stocks - 98.1%		174,740,964

Corporate Bonds	Par (000)
Brazil — 0.4%
Hypermarcas SA, 11.30%, 10/15/18	BRL 549	60,098
Klabin SA:
12.24%, 1/08/19 (b)(c)	24	396,528
7.25%, 6/15/20	22	114,836
2.50%, 6/15/22	19	97,169
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(c)(d)	2,128	33,766
Total Corporate Bonds - 0.4%		702,397

Rights — 0.0%	Shares
Brazil — 0.0%
Iochpe-Maxion SA (a)	69,723	8,851

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Warrants — 0.0%	Shares	Value
Brazil — 0.0%
Klabin SA (Expires 06/15/20)	22,282	—
Total Long-Term Investments (Cost — $137,065,692) — 98.5%		$175,452,212

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (e)(f)	2,513,862	2,513,862
Total Short-Term Securities (Cost — $2,513,862) — 1.4%		2,513,862

Value
Total Investments (Cost — $139,579,554*) — 99.9%	$177,966,074
Other Assets Less Liabilities — 0.1%	172,828

Net Assets — 100.0%	$178,138,902

* As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$147,091,174

Gross unrealized appreciation	$48,127,092
Gross unrealized depreciation	(17,252,192)

Net unrealized appreciation	$30,874,900

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Convertible security.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized [Appreciation (Depreciation)]
BlackRock Liquidity Funds, T-Fund, Institutional Class	639,493	1,874,369	2,513,862	$2,513,862	$1,066	—	—

(f)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
BRL	Brazilian Real

2	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$6,997,860	—	—	$6,997,860
Brazil	117,752,785	—	—	117,752,785
Chile	2,536,351	—	—	2,536,351
Colombia	842,431	—	—	842,431
Mexico	38,456,597	—	—	38,456,597
Peru	8,154,940	—	—	8,154,940
Corporate Bonds	—	$642,299	$60,098	702,397
Rights	8,851	—	—	8,851
Short-Term Investment Fund	2,513,862	—	—	2,513,862

Total	$177,263,677	$642,299	$60,098	$177,966,074

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 23, 2017

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 23, 2017